ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES
Beginning balance	¥ 5,007	¥ 6,559
Provided during the year	88,889	84,732
Utilized during the year	(46,914)	(56,078)
Disposed during the year	(6,414)	(30,206)
Ending balance	¥ 40,568	¥ 5,007